UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)  (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:        513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 2. Schedule of Investments.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2009

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	201,034
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,155,409
Bank of New York Notes, 4.950% Due 01/14/11	510,000	531,387
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,069,732
BB&T Corporation Senior Unsecured Notes, 5.700% Due 04/30/14	210,000	227,420
BB&T Corporation Subordinated Notes 4.750% Due 10/01/12	1,000,000	1,043,685
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,529,483
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,200,000	1,209,690
JP Morgan Chase and Company Senior Subordinated Notes 6.750% Due 02/01/11	670,000	711,864
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,135,000	1,101,447
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/14	1,000,000	1,064,606
PNC Funding Corporation, 5.125% Due 12/14/10	530,000	549,515
PNC Funding Corporation, 7.500% Due 11/01/09	620,000	622,433
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,080,757
Wachovia Corporation, 5.350% Due 03/15/11	500,000	521,361
Wells Fargo & Company Senior Unsecured Notes 4.375% Due 01/31/13	500,000	516,315
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	526,841
Total Finance: 26.1%		$13,662,979

Industrial
Abbott Laboratories Senior Unsecured Notes, 4.350% Due 3/15/14	900,000	948,463
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,212,969
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	2,143,384
General Electric Company Notes, 5.000% Due 02/01/13	800,000	844,566
IBM Corp, 4.750% Due 11/29/12	1,106,000	1,197,169
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,971,896
Praxair Incorporated Senior Unsecured Notes 3.250% Due 09/15/15	1,000,000	1,006,788
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,063,642
Wyeth Senior Unsecured Notes, 6.700% Due 03/15/11	877,000	942,265
Total Industrial: 21.6%		$11,331,144

Utilities
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	1,026,555
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,291,220
Total Utilities: 4.4%		$2,317,775

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,738,308
Federal Home Loan Mortgage Corporation Notes, 3.000% Due 04/21/14	2,000,000	2,004,026
Federal Home Loan Mortgage Corporation, 3.250% Due 03/18/14	2,000,000	1,997,800
Federal National Mortgage Association Notes (Callable 9/29/10 @ $100) 3.125% Due 09/29/14	2,000,000	2,002,500
Federal National Mortgage Association, 4.125% Due 02/11/15	2,500,000	2,511,600
Federal National Mortgage Association, 5.125% Due 11/02/12	1,040,000	1,044,196
Tennessee Valley Authority, 5.625% Due 01/18/11	1,000,000	1,063,857
Total United States Government Agency Obligations: 25.5%		$13,362,287

United States Government Agency Obligations - Mortgage-Backed Securities
Fannie Mae 30 Year Mortgage Backed Security, 5.500% Due 01/01/37	1,021,659	1,071,678
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,022,178	1,058,594
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	224,897	230,251
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	291,137	299,869
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	278,861	281,500
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	521,890	543,947
Total United States Government Agency Obligations- Mortgage-Backed Securities: 6.7%.		$3,485,840

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2009

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/13/12	2,000,000	2,157,658
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,157,032
United States Treasury Note, 4.000% Due 04/15/10	1,750,000	1,785,889
Total United States Government Treasury Obligations: 11.6%		$6,100,579

Municipal Bonds
Indiana State Finance Authority Revenue, 5.000% Due 11/1/13	500,000	559,415
Michigan Muni Bond Authority Revenue, 5.000% Due 10/1/12	630,000	699,880
Total Municipal Bonds: 2.4%		$1,259,295

Total Fixed Income - Bonds: 98.3%		$51,519,898
(Fixed Income Identified Cost $49,571,777)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield*		375,439
Total Cash Equivalents: 0.7%		$375,439
(Cash Equivalents Identified Cost $375,439)

Total Portfolio Value: 99.0%		$51,895,337
(Total Portfolio Identified Cost $49,947,216)

Other Assets Less Liabilities 1.0%		512,204

Total Net Assets 100.0%		$52,407,541

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2009

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	503,772
Bank of America Corporation Senior Notes 7.375% Due 05/15/14	300,000	333,799
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	956,894
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,018,803
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	779,540
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	952,607
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	872,307
JP Morgan Chase and Company Senior Unsecured Notes, 6.000% Due 01/15/18	1,000,000	1,073,325
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	1,024,783
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	843,897
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	486,870
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	667,882
US Bank, 4.950% Due 10/30/14	615,000	660,495
US Bank, 6.375% Due 08/01/11	650,000	702,492
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,199,632
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	1,028,362
Total Finance: 25.0%		$13,105,460

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11	1,200,000	1,284,544
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,000,000
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,061,920
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,550,000	1,661,123
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,190,674
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	409,388
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/19	1,000,000	1,066,544
Pepsico Incorporated Senior Unsecured Notes, 7.900% Due 11/01/18	1,000,000	1,264,866
Target Corporation, 6.350% Due 01/15/11	400,000	425,457
United Technologies, 7.125% Due 11/15/10	1,054,000	1,122,126
Wal-Mart Stores Incorporated Senior Unsecured Notes 5.800% Due 02/15/18	600,000	673,972
Total Industrial: 21.3%		$11,160,614

Utilities
Alabama Power Company Senior Notes, 5.200% Due 01/15/16	715,000	754,697
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	513,201
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	742,548
National Rural Utilities, 10.375% Due 11/01/18	500,000	662,330
National Rural Utilities, 5.700% Due 01/15/10	500,000	506,979
Total Utilities: 6.1%		$3,179,755

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,722,349
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	565,258
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,644,477
Tennessee Valley Authority, 6.250% Due 12/15/17	825,000	955,800
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	171,760
Total United States Government Agency Obligations: 9.7%		$5,059,643

United States Government Agency Obligations - Mortgage Backed Securities
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,964,760
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	2,115,586
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	278,860	281,500
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	993,770	1,026,829
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	845,794
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	1,053,889
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,491,745
Total United States Government Agency Obligations - Mortgage Backed Securities: 16.7%		$8,780,104

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2009

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,704,885
United States Treasury Bond, 4.500% Due 02/15/16	300,000	331,102
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,654,337
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,166,252
Total United States Government Treasury Obligations: 13.1%		$6,856,575

Municipal Bonds
Hillsborough County Florida School District Sales Tax Revenue (AMBAC Insured), 4.000% Due 10/1/09	2,300,000	2,300,000
Total Municipal Bonds: 4.4%		$2,300,000

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,088,505
Total Sovereign Bonds: 2.1%		$1,088,505

Total Fixed Income - Bonds: 98.3%		$51,530,655
(Fixed Income Identified Cost $49,080,240)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield*		238,369
Total Cash Equivalents: 0.5%		$238,369
(Cash Equivalents Identified Cost $238,369)

Total Portfolio Value: 98.7%		$51,769,024
(Total Portfolio Identified Cost $49,318,609)

Other Assets Less Liabilities 1.3%		$655,450

Total Net Assets 100.0%		$52,424,474

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2009

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	503,772
Associates Corporation, 7.950% Due 02/15/10	642,000	645,318
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	1,531,030
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,018,803
Bank of New York Mellon Senior Unsecured Notes, 5.450% Due 05/15/19	1,400,000	1,457,793
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	779,540
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	872,307
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,061,920
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	1,056,956
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	1,024,783
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	993,612
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	521,783
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	514,671
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	996,304
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,696,797
Total Finance: 29.1%		$14,675,390

Industrial
Abbott Laboratories, Senior Unsecured Notes, 5.875% Due 05/15/16	1,000,000	1,116,123
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,214,764
General Electric Company Notes, 5.000% Due 02/01/13	500,000	527,854
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,071,692
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	2,009,025
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	524,857
Target Corporation, 6.350% Due 01/15/11	400,000	425,457
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,092,799
Wal-Mart Stores Incorporated Senior Unsecured Notes 5.800% Due 02/15/18	1,205,000	1,353,561
Total Industrial: 18.5%		$9,336,132

Utilities
Alabama Power Company Senior Notes, 5.200% Due 1/15/16	715,000	754,697
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	513,201
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	466,808
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	846,218
National Rural Utilities Corporation Collateral Trust, 5.700% Due 01/15/10	500,000	506,979
Total Utilities: 6.1%		$3,087,903

United States Government Agency Obligations
Federal Farm Credit Bank, 4.250% Due 04/16/18	1,000,000	1,025,196
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,152,936
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,307,107
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	887,084
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,128,335
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	513,818
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	854,696
Tennessee Valley Authority, 4.875% Due 12/15/16	500,000	538,030
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	579,273
Total United States Government Agency Obligations: 19.8%		$9,986,474

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	114,673	114,685

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2009

Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	373,614
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	2,095,744
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	740,070
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	879,997
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	926,693
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	1,065,532
Government National Mortgage Association, 5.500% Due 02/15/17	152,389	162,961
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.6%		$6,359,296

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,207,344
United States Treasury Note, 4.625% Due 02/15/17	800,000	885,938
United States Treasury Note, 4.125 Due 05/15/15	1,200,000	1,299,751
Total United States Government Treasury Obligations: 8.7%		$4,393,033

Sovereign Bonds
Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/16	1,000,000	1,088,505
Total Sovereign Bonds: 2.2%		$1,088,505

Total Fixed Income - Bonds: 97.0%		$48,926,732
(Fixed Income Identified Cost $46,495,861)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield*		923,929
Total Cash Equivalents: 1.8%		$923,929
(Cash Equivalents Identified Cost $923,929)

Total Portfolio Value: 98.8%		$49,850,661
(Total Portfolio Identified Cost $47,419,790)

Other Assets Less Liabilities 1.2%		$602,958

Total Net Assets 100.0%		$50,453,619

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2009

Fixed Income Securities - Bonds
	Face Value	Market Value
Finance
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	1,046,911
Bank of America Corporation, 7.500% Due 03/15/12	500,000	545,669
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	849,659
Bank of New York Mellon, 6.375% Due 04/01/12	1,010,000	1,109,875
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	534,866
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,056,341
Citigroup Incorporated Senior Unsecured Notes, 4.625% Due 08/03/10	750,000	765,875
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,250,000	1,260,094
JP Morgan Chase and Company Senior Unsecured Notes, 4.750% Due 05/01/13	500,000	529,350
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	995,048
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,066,664
PNC Funding Corporation Bank Guarantee Notes, 5.125% Due 12/14/10	750,000	777,616
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	370,466
US Bank NA Subordinated Notes, 6.300% Due 02/04/14	1,030,000	1,153,052
Wells Fargo & Company Senior Unsecured Notes, 4.375% Due 01/31/13	1,000,000	1,032,630
Total Finance: 27.9%		$13,094,114

Industrial
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,478,824
General Mills Incorporated Senior Unsecured Notes, 6.000% Due 02/15/12	500,000	543,250
IBM Corporation, 7.500% Due 06/15/13	550,000	639,505
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,086,300
Kraft Foods Incorporated Senior Unsecured Notes 6.000% Due 02/11/13	598,000	641,428
Kroger Company Senior Unsecured Notes, 5.500% Due 02/01/13	500,000	532,974
Praxair Incorporated Senior Unsecured Notes 3.250% Due 09/15/15	1,000,000	1,006,788
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	472,698
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/12	500,000	539,991
Total Industrial: 16.9%		$7,941,758

Utilities
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	284,765
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	258,244
National Rural Utilities Collateral Trust, 5.500% Due 07/01/13	300,000	326,935
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	313,313
Verizon Global Funding Corporation Senior Unsecured Notes 7.250% Due 12/01/10	800,000	851,427
Virginia Electric & Power Company Senior Unsecured Notes, 5.100% Due 11/30/12	500,000	542,168
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	885,295
Total Utilities: 7.4%		$3,462,146

Municipal Bonds
Campbell, Kenton, & Boone Counties Kentucky Sanitation District Revenue
Build America Bonds (Federally Taxable) 3.500% Due 08/01/13	380,000	384,195
Total Municipal Bonds: 0.8%		$384,195

United States Government Agency Obligations
Federal Farm Credit Bank (Callable 2/25/10 @ $100) 3.000% Due 02/25/13	2,000,000	2,014,928
Federal Home Loan Mortgage Corporation Notes, 3.000% Due 04/21/14	1,000,000	1,002,013
Federal Home Loan Mortgage Corporation Notes, 3.250% Due 06/25/14	1,000,000	1,010,601
Federal National Mortgage Association Notes (Callable 8/25/10 @ $100) 3.500% Due 08/25/14	2,000,000	2,019,368
Federal National Mortgage Association Notes (Callable 9/29/10 @ $100) 3.125% Due 09/29/14	2,000,000	2,002,500
Total United States Government Agency Obligations: 17.2%		8,049,410

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2009

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	658,620	699,781
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	511,089	529,297
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	224,336	229,677
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	305,648	317,618
Total United States Government Agency Obligations - Mortgage Backed Securities: 3.8%		$1,776,373

United States Government Treasury Obligations
United States Treasury Bill Zero% Due 10/22/09 (a)**	4,620,000	4,618,961
United States Treasury Bill Zero% Due 03/11/10 (a)**	3,000,000	2,993,057
Total United States Government Treasury Obligations: 16.2%		7,612,018

Total Fixed Income - Bonds: 90.3%		$42,320,014
(Fixed Income Identified Cost $41,514,006)

Cash Equivalents
Federated Ohio Municipal Cash Trust Money Market Fund 0.40% yield*		3,694,948
Total Cash Equivalents: 7.9%		$3,694,948
(Cash Equivalents Identified Cost $3,694,948)

Total Portfolio Value: 98.2%		$46,014,962
(Total Portfolio Identified Cost $45,208,954)

Other Assets Less Liabilities 1.8%		$841,321

Total Net Assets: 100.0%		$46,856,283

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring December 2009	884	$693,940
(Notional Value of $46,722,936)

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.
** Non-income producing security
(a) - Pledged as collateral on Futures Contracts

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

Air Products and Chemicals, Inc.	12,600	977,508
BHP Billiton Ltd., Sponsored ADR**	16,000	1,056,160
Monsanto Company	11,500	890,100
Praxair, Inc.	11,300	923,097
Total For Materials: 8.5%		$3,846,865

3M Company	12,345	911,061
Emerson Electric Company	34,390	1,378,351
ITT Corporation	17,130	893,330
United Parcel Service - Class B	24,110	1,361,492
Total For Industrials: 10.0%		$4,544,233

AT&T Incorporated	47,800	1,291,078
Verizon Communications	28,030	848,468
Total For Telecomm Services: 4.7%		$2,139,546

Kellogg Company	23,800	1,171,674
Nestle SA Sponsored ADR**	20,000	853,800
Pepsico, Incorporated	14,285	837,958
Procter & Gamble Company	32,660	1,891,667
Safeway Incorporated	35,100	692,172
Wal-Mart Stores, Inc.	16,000	785,440
Total For Consumer Staples: 13.7%		$6,232,711

Comcast Corporation Class A Special	60,450	972,036
McDonald's Corporation	22,900	1,306,903
Nike, Inc. - Class B	14,500	938,150
Total For Consumer Discretionary: 7.1%		$3,217,089

Chevron Corporation	18,085	1,273,727
Petroleo Brasileiro SA**	21,400	982,260
Schlumberger Ltd.	17,200	1,025,120
StatoilHydro ASA	58,500	1,318,590
Spectra Energy Corporation	45,700	865,558
XTO Energy, Inc.	33,550	1,386,286
Total For Energy: 15.1%		$6,851,541

Allstate Corporation	32,685	1,000,815
Bank of New York Mellon Corp	44,942	1,302,869
Cincinnati Financial Corporation	24,650	640,654
Total For Financial Services: 6.5%		$2,944,337

Abbott Laboratories	28,780	1,423,747
Bard (C.R.), Incorporated	16,650	1,308,857
Becton, Dickinson and Company	18,770	1,309,208
Bristol-Myers Squibb Company	39,200	882,784
Novartis AG-ADR**	28,380	1,429,784
Stryker Corporation	20,900	949,487
Total For Health Care: 16.1%		$7,303,866

Accenture Limited	26,600	991,382
Applied Materials, Inc.	60,600	810,828
Cisco Systems, Inc.*	42,545	1,001,509
Microsoft Corporation	34,485	886,954

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2009

Total For Information Technology: 8.1%		$3,690,674

Dominion Resources	23,310	804,195
FPL Group, Inc.	22,600	1,248,198
Total For Utilities: 4.5%		$2,052,393

Total Common Stocks: 94.4%		$42,823,255
(Common Stock Identified Cost $40,532,345)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield ***		$483,809
Total Cash Equivalents: 1.1%		483,809
(Cash Equivalents Identified Cost $483,809)

Total Portfolio Value: 95.5%		$43,307,064
(Total Portfolio Identified Cost $41,016,154)

Other Assets Less Liabilities: 4.5%		$2,059,568

Total Net Assets: 100.0%		$45,366,631

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

GROWTH FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

Freeport McMoran Copper & Gold Class B	10,740	736,871
Monsanto Company	14,300	1,106,820
Potash Corporation of Saskatchewan, Inc.	8,190	739,885
Total For Materials: 6.8%		$2,583,576

Cummins Engine, Incorporated	16,500	739,365
Emerson Electric Company	19,000	761,520
General Electric Company	45,390	745,304
Norfolk Southern Corporation	15,400	663,894
Total For Industrials: 7.7%		$2,910,083

AT&T, Inc.	39,050	1,054,741
Total For Telecomm Services: 2.8%		$1,054,741

Kellogg Company	15,000	738,450
Pepsico, Incorporated	13,300	780,178
Procter & Gamble Company	20,200	1,169,984
Total For Consumer Staples: 7.1%		$2,688,612

Comcast Corporation Class A Special	50,610	813,809
Gamestop Corporation Class A*	46,400	1,228,208
McDonald's Corporation	12,780	729,355
Wal-Mart Stores, Inc.	22,680	1,113,361
Total For Consumer Discretionary: 10.2%		$3,884,733

Chesapeake Energy Corporation	31,500	894,600
Chevron Corporation	9,370	659,929
Core Labratories N.V.	11,500	1,185,535
Petroleo Brasileiro, ADR **	25,300	1,161,270
Transocean Inc.*	9,035	772,764
Schlumberger Ltd.	19,850	1,183,060
XTO Energy, Inc.	16,800	694,176
Total For Energy: 17.2%		$6,551,334

Bank Of New York Mellon Corp	38,685	1,121,478
JP Morgan Chase & Company	18,700	819,434
PNC Financial Services Group, Inc.	13,200	641,388
Total For Financial Services: 6.8%		$2,582,300

Abbott Laboratories	24,780	1,225,867
Bard (C.R.), Incorporated	9,630	757,014
Becton, Dickinson and Company	10,600	739,350
Celgene Corp*	20,600	1,151,540
Gilead Sciences Inc*	23,900	1,111,350
Johnson & Johnson	18,960	1,154,474
Medco Health Solutions, Inc.*	13,200	730,092
Varian Medical Systems, Inc.*	17,850	752,021
Total For Health Care: 20.0%		$7,621,708

Accenture LTD	21,000	782,670
Adobe Systems Incorporated*	32,550	1,075,452
Apple Computer, Incorporated*	4,380	811,833
Applied Materials, Incorporated	87,300	1,168,074
Cisco Systems, Inc.*	34,700	816,838

GROWTH FUND	Portfolio of Investments as of September 30, 2009

Google Inc. - Class A*	2,380	1,180,123
Microsoft Corporation	28,000	720,160
Research in Motion Ltd.*	9,000	608,669
Total For Information Technology: 18.8%		$7,163,819

FPL Group	12,000	662,760
Total For Utilities: 1.7%		$662,760

Total Common Stocks: 99.2%		$37,703,665
(Common Stock Identified Cost $36,798,744)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield ***		322,037
Total Cash Equivalents: 0.8%		$322,037
(Cash Equivalents Identified Cost $322,037)

Total Portfolio Value: 100.0%		$38,025,702
(Total Portfolio Identified Cost $37,120,781)

Other Assets Less Liabilities: 0.0%		$(11,656)

Total Net Assets: 100.0%		$38,014,046

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

BHP Billiton Ltd., Sponsored ADR**	3,540	233,675
Freeport McMoran Copper & Gold	3,370	231,216
Monsanto Company	4,620	357,588
Potash Corporation Of Saskatchewan Inc.**	3,860	348,712
Total For Materials: 9.9%		$1,171,192

Cummins Engine, Incorporated	5,110	228,979
Emerson Electric Company	6,140	246,091
General Cable*	6,460	252,909
Norfolk Southern Corporation	7,840	337,982
Total For Industrials: 9.0%		$1,065,962

PepsiCo, Incorporated	3,800	222,908
Procter & Gamble Company	7,370	426,870
Total For Consumer Staples: 5.5%		$649,778

Chipotle Mexican Grill, Inc. Class A*	2,540	246,507
Comcast Corporation Class A Special	16,907	271,865
Gamestop Corporation Class A*	14,050	371,904
Total For Consumer Discretionary: 7.5%		$890,275

Chesapeake Energy Corporation	12,850	364,940
Core Labratories N.V.	2,490	256,694
Petrohawk Energy Corporation*	13,500	326,835
Petroleo Brasileiro, ADR **	7,830	359,397
Schlumberger Ltd.	4,200	250,320
Southwestern Energy Company*	4,710	201,023
Transocean Inc.*	4,267	364,957
Total For Energy: 17.9%		$2,124,165

Bank Of New York Mellon Corp	12,186	353,272
J.P. Morgan Chase & Company	5700	249,774
Total For Financial Services: 5.1%		$603,046

Becton, Dickinson and Company	3,330	232,268
Celgene Corp*	6,690	373,971
Gilead Sciences Inc*	10,530	489,645
Medco Health Solutions, Inc.*	6,020	332,966
Varian Medical Systems, Inc.*	5,500	231,715
Vertex Pharm*	6,325	239,718
Total For Health Care: 16.0%		$1,900,282

Adobe Systems Inc*	7,200	237,888
Apple Computer, Incorporated*	2,010	372,554
Applied Materials, Incorporated	36,600	489,708
Cisco Systems, Inc.*	15,160	356,866
Cognizant Technology Solutions Corporation*	9,700	375,002
Google Inc. - Class A*	780	386,763
McAfee, Inc.*	5620	246,100
Microsoft Corporation	9,780	251,542
Qualcomm, Inc.	5,420	243,792
Research in Motion Limited*	4,800	324,624
Total For Information Technology: 27.7%		$3,284,837

Total Common Stocks: 98.7%		$11,689,538
(Common Stock Identified Cost $11,501,508)

DYNAMIC GROWTH FUND	Portfolio of Investments as of September 30, 2009

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield ***	161,431
Total Cash Equivalents: 1.4%	$161,431
(Cash Equivalents Identified Cost $161,431)

Total Portfolio Value: 100.0%	$11,850,969
(Total Portfolio Identified Cost $11,662,939)

Liabilities in Excess of Other Assets: 0.0%	$(5,736)

Total Net Assets: 100.0%	$11,845,233

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

International Paper Company	5,600	124,488
Total For Materials: 2.3%		$124,488

C.H. Robinson Worldwide, Inc.	900	51,975
Fluor Corporation	1,800	91,530
ITT Corporation	1,300	67,795
Jacobs Engineering Group, Inc.*	1,000	45,950
L-3 Communications Holdings Inc	1,080	86,746
Lockheed Martin Corporation	560	43,725
Northrop Grumman	1,390	71,933
Raytheon Company	1,000	47,970
Waste Management, Inc.	1,800	53,676
Total for Industrials: 10.4%		$561,299

MetroPCS Communications, Inc.*	5,900	55,224
Qwest Communications International	12,800	48,768
Sprint Nextel Corporation*	12,500	49,375
Total for Telecomm Services: 2.8%		$153,367

Archer Daniels Midland Company	2,400	70,128
Clorox Company	800	47,056
Dean Foods Company*	2,960	52,658
Kroger Company	3,700	76,368
The Pepsi Bottling Group, Inc.	1,400	51,016
Tyson Foods Incorporated - Class A	5,000	63,150
Walgreen Company	1,500	56,205
Whole Foods Market, Inc.*	1,300	39,637
Total For Consumer Staples: 8.4%		$456,218

Apollo Group Inc., Class A*	1,400	103,138
Big Lots, Inc.*	2,300	57,546
Comcast Corporation-Class A	3,500	59,080
Family Dollar Stores	1,500	39,600
Genuine Parts Company	1,200	45,672
H&R Block Incorporated	3,000	55,140
Leggett & Platt, Inc.	2,900	56,260
Newell Rubbermaid Inc.	4,500	70,605
O'Reilly Automotive, Inc.*	1,400	50,596
Sears Holdings Corporation*	800	52,248
Staples, Inc.	2,700	62,694
The New York Times Company*	6,600	53,592
Total For Consumer Discretionary: 13.0%		$706,171

Diamond Offshore Drilling	600	57,312
Ensco International, Inc.	2,000	85,080
Murphy Oil Corporation	1,300	74,841
Peabody Energy Corporation	2,400	89,328
Southwestern Energy Company*	2,000	85,360
Tesoro Petroleum Corporation	2,800	41,944
Total For Energy: 8.0%		$433,865

Aflac Incorporated	2,500	106,850
Ameriprise Financial, Inc.	1,900	69,027
Bank of America Corporation	5,200	87,984
Citigroup, Inc.	15,200	73,568

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2009

Discover Financial	6,600	107,118
E*Trade Group Inc.*	31,000	54,250
First Horizon National Corporation	3,758	49,718
Goldman Sachs Group, Inc.	320	58,992
Hartford Financial Services Group, Inc.	3,800	100,700
Hudson City Bancorp, Inc.	7,300	95,995
J.P. Morgan Chase & Company	2,400	105,168
Moody's Corporation	1,600	32,736
Morgan Stanley	1,800	55,584
NYSE Euronext	1,900	54,891
PNC Financial Services Group, Inc.	1,100	53,449
Prudential Financial Inc.	1,200	59,892
Unum Group	2,500	53,600
Wells Fargo & Company	2,600	73,268
Total For Financial Services: 23.8%		$1,292,790

Amerisourcebergen Corporation	4,240	94,891
Cardinal Health, Inc.	1,600	42,880
Coventry Health Care, Inc.*	2,600	51,896
Express Scripts, Inc.*	800	62,064
Gilead Sciences, Inc.*	800	37,200
Humana Incorporated*	1,400	52,220
McKesson HBOC, Inc.	1,000	59,550
Medco Health Solutions, Inc.*	950	52,545
Tenet Healthcare*	9,700	57,036
UnitedHealth Group, Inc.	1,800	45,072
Total For Health Care: 10.2%		$555,354

Broadcom Corp*	3,500	107,415
CA Inc.	2,700	59,373
Computer Sciences Corporation*	2,100	110,691
Convergys Corporation*	4,900	48,706
Jabil Circuit, Inc.	9,160	122,836
Linear Technolgy Corporation	1,800	49,734
Salesforce.com, Inc.*	1,100	62,623
Western Digital Corporation*	1,500	54,795
Total For Information Technology: 11.4%		$616,173

CMS Energy Corporation	3,400	45,560
Dominion Resources	1,200	41,400
DTE Energy Co. (Formerly Detroit Edison)	1,500	52,710
Dynegy Inc.*	25,000	63,750
Entergy Corporation	600	47,916
Firstenergy Corporation	900	41,148
Northeast Utilities Company	2,200	52,228
PPL Corporation	1,400	42,476
Total For Utilities: 7.1%		$387,188

Total Common Stocks: 97.5%		$5,286,913
(Common Stock Identified Cost $4,808,584)

Real Estate Investment Trusts (REITs)
Health Care REIT, Inc.	1,300	54,106
Public Storage, Inc.	700	52,668
Total REITs: 2.0%		106,774
(REIT Identified Cost $103,748)

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of September 30, 2009

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield **	27,075
Total Cash Equivalents: 0.5%	$27,075
(Cash Equivalents Identified Cost $27,075)

Total Portfolio Value: 100.0%	$5,420,762
(Total Portfolio Identified Cost $4,939,407)

Other Assets Less Liabilities: 0.0%	$794

Total Net Assets: 100.0%	$5,421,556

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

Ashland, Incorporated	9,000	388,980
Cabot Corporation	15,000	346,650
Commercial Metals Company	16,200	289,980
Huntsman Corporation	45,300	412,683
International Paper Company	26,400	586,872
Packaging Corp of America	14,000	285,600
Reliance Steel & Aluminum	7,200	306,432
Schnitzer Steel Industries, Inc.	7,800	415,350
Temple-Inland Incorporated	19,800	325,116
Terra Industries, Inc.	6,700	232,289
Total For Materials: 9.1%		$3,589,952

AECOM Technology Corporation*	9,200	249,688
Copa Holdings SA **	6,500	289,185
Fluor Corporation	7,400	376,290
KBR, Inc.	12,900	300,441
L-3 Communications Holdings Inc.	3,300	265,056
The Shaw Group, Inc.*	7,000	224,630
Trinity Industries	20,700	355,833
URS*	4,400	192,060
Waste Connections, Inc.*	9,500	274,170
Wesco International*	9,700	279,360
Total For Industrials: 7.1%		$2,806,713

MetroPCS Communications, Inc.*	19,700	184,392
tw telecom inc.*	24,100	324,145
Total For Telecommunications: 1.3%		$508,537

Dean Foods Company*	8,700	154,773
Green Mountain Coffee Roasters, Inc.*	4,000	295,360
Herbalife LTD.	11,300	369,962
Rite Aid Corporation*	170,000	278,800
Smithfield Foods, Inc.*	18,500	255,300
Tyson Foods Incorporated	18,200	229,866
Total For Consumer Staples: 4.0%		$1,584,061

Aeropostale, Inc.*	6,800	295,596
Apollo Group Inc. - Class A*	4,200	309,414
Big Lots, Inc.*	11,300	282,726
Chipotle Mexican Grill, Inc.*	2,800	271,740
CTC Media, Inc.*	34,550	543,126
Devry, Inc.	3,500	193,620
Discovery Communications, Incorporated*	16,700	482,463
Family Dollar Stores	7,800	205,920
Footlocker	16,900	201,955
H&R Block Corporation	14,900	273,862
ITT Educational Services, Inc.*	2,500	276,025
Leggett & Platt, Inc.	14,500	281,300
Limited, Incorporated	18,900	321,111
LKQ*	21,500	398,610
Marvel Entertainment, Inc.*	6,300	312,606
Netflix, Inc.*	5,800	267,786
Panera Bread - Class A*	12,600	693,000
Penske Automotive Group, Inc.	19,000	364,420
Petsmart, Inc.	15,900	345,825

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2009

Regal Entertainment Group	17,700	218,064
Sears Holding Corporation*	4,200	274,302
Service Corporation International	35,000	245,350
The New York Times Company*	35,700	289,884
Wendy's Arby's Group Inc.	53,900	254,947
Williams-Sonoma, Inc.*	19,800	400,554
Total For Consumer Discretionary: 20.2%		$8,004,206

Atwood Oceanics, Inc.*	10,400	366,808
Diamond Offshore Drilling, Inc.	2,900	277,008
Helix Energy Solutions Group, Inc.	23,000	344,540
Oil States International Inc.*	14,700	516,411
Overseas Shipholding Group, Incorporated	8,100	302,697
Plains Exploration & Production Company*	8,300	229,578
Walter Energy, Inc.	4,700	282,282
Total For Energy: 5.9%		$2,319,324

Associated Banc-Corp	18,200	207,844
Brown & Brown, Inc.	11,700	224,172
Capitalsource, Inc.	149,000	646,660
Discover Financial	27,900	452,817
Fidelity National Title Group, Inc.	16,400	247,312
First American Financial Corporation	8,800	284,856
First Horizon National Corporation	20,231	267,656
Hudson City Bancorp, Inc.	51,500	677,225
Investment Tech Group*	9,400	262,448
Old Republic International Corporation	21,900	266,742
OneBeacon Insurance Group, Ltd.	20,500	281,670
Protective Life Corporation	13,800	295,596
Reinsurance Group of America	6,300	280,980
Unitrin, Inc.	14,600	284,554
Validus Holdings, Ltd.	11,100	286,380
Total For Financial Services: 12.5%		$4,966,912

Allscripts-Misys Healthcare Solutions*	15,400	312,158
Amerisourcebergen Corporation	40,000	895,200
Community Health Systems Inc.*	9,300	296,949
Coventry Heatlh Care, Inc.*	14,500	289,420
Endo Pharmaceutical Holdings, Inc.*	9,500	214,985
Health Management Associates, Inc.-Class A*	107,000	801,430
Humana Incorporated*	8,500	317,050
Kinetic Concepts*	7,800	288,444
Myriad Genetics, Inc.*	9,200	252,172
Omnicare Incorporated	7,000	157,640
ResMed Inc.*	5,000	226,000
Sepracor, Inc.*	18,800	430,520
Tenet Healthcare*	80,000	470,400
The Cooper Companies, Inc.	8,300	246,759
Universal Health Services, Inc.	4,800	297,264
Watson Pharmaceutical, Inc.*	5,900	216,176
Total For Health Care: 14.4%		$5,712,567

ANSYS, Inc.*	8,400	314,328
Brocade Communication Systems, Inc.*	30,000	235,800
Computer Sciences Corporation*	12,800	674,688
Convergys Corporation*	24,100	239,554
Diebold, Incorporated	8,800	289,784

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2009

Dolby Laboratories Inc. - Class A*	21,700	828,723
F5 Networks, Inc.*	7,400	293,262
Factset Research Systems, Inc.	5,000	331,200
Harris Corporation	5,900	221,840
Jabil Circuit,Inc.	28,400	380,844
Rovi Corporation*	10,800	362,880
SAIC, Inc.*	15,500	271,870
Sohu.com Inc.*	4,000	275,120
Tech Data Corporation*	7,500	312,075
WebMD Health Corp. - Class A*	15,900	526,608
Total For Information Technology: 14.0%		$5,558,576

American Water Works Company, Inc.	11,600	231,304
Aqua America Inc.	12,900	227,556
CMS Energy Corporation	14,500	194,300
Dynegy Inc.*	118,000	300,900
Mirant Corporation*	14,900	244,807
Ormat Technologies, Inc.	6,100	249,002
UGI Corporation	20,700	518,742
Vectren Corporation	8,700	200,448
Total For Utilities: 5.5%		$2,167,059

Total Common Stocks: 93.9%		$37,217,907
(Common Stock Identified Cost $30,466,668)

Real Estate Investment Trusts (REIT)

Alexandria Real Estate Trust	4,700	255,445
Brandywine Realty Trust	32,000	353,280
Corporate Office Properties Trust	7,500	276,600
Digital Realty Trust, Inc.*	6,000	274,260
Douglas Emmett, Inc.	25,800	316,824
Duke Realty Corporation	24,000	288,240
HRPT Properties Trust	61,600	463,232

Total REIT: 5.6%		$2,227,881
(REIT Identified Cost $1,662,218)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield **		$158,368
Total Cash Equivalents: 0.4%		$158,368
(Cash Equivalents Identified Cost $158,368)

Total Portfolio Value: 99.9%		$39,604,156
(Total Portfolio Identified Cost $32,287,254)

Other Assets Less Liabilities: 0.1%		$23,934

Total Net Assets: 100.0%		$39,628,090

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

AEP Industries Inc.*	1,600	63,840
Bway Holding Company*	5,600	103,656
Boise Inc.*	24,300	128,304
Glatfelter*	4,200	48,216
General Steel Holdings, Inc.*	7,300	28,397
ICO, Inc.*	11,000	51,370
LSB Industries, Inc.*	2,300	35,811
OMNOVA Solutions, Inc.*	9,200	59,616
USEC Inc.*	9,500	44,555
Total For Materials: 8.4%		$563,765

AAON, Inc.*	1,600	32,128
Beacon Roofing Supply, Inc.*	5,400	86,292
Chart Industries, Inc.*	2,100	45,339
DynCorp International Inc.*	2,600	46,800
Force Protection, Inc.*	7,400	40,404
Harbin Electric, Inc.*	2,600	43,888
Hawaaian Holdings, Inc.*	6,900	56,994
ICT Group, Inc.*	4,600	48,300
Mac-Gray Corporation*	3,100	33,418
Metalico, Inc.*	11,100	46,287
Powell Industries, Inc.*	1,200	46,068
Primoris Services Corporation	5,500	39,655
Sterling Construction Company, Inc.*	3,100	55,521
The Eastern Company	2,700	42,930
Total For Industrials: 9.9%		$664,024

American Oriental Bioengineering, Inc.*	7,900	38,394
Central Garden and Pet Company*	5,500	60,115
HQ Sustainable Maritime Industries, Inc.*	4,200	36,960
Medifast, Inc.*	3,600	78,192
Seneca Foods Corporation*	1,400	38,360
Zhongpin, Inc.*	5,400	79,488
Total For Consumer Staples: 4.9%		$331,509

Asbury Automotive	4,000	50,720
Benihana Inc.*	6,600	37,818
Carrols Restaurant Group, Inc.*	6,300	47,628
Chinacast Education Corporation*	7,300	53,071
Citi Trends, Inc.*	3,500	99,645
CKE Restaurants	4,500	47,205
Core Mark Holding Company, Inc.*	2,300	65,849
Corinthian Colleges, Inc.*	2,600	48,256
Dolan Media*	3,200	38,368
Dorman Products Inc.*	3,100	46,562
Einstein Noah Restaurant Group, Inc.*	8,800	105,952
Gander Mountain Company*	6,400	32,896
G-III Apparel Group, Ltd.*	5,100	72,165
Knology Inc.*	6,100	59,475
Lincoln Educational Services Corporation*	1,500	34,320
Lithia Motors, Inc.*	3,300	51,447
Mediacom Communications Corp.*	7,400	42,624
Retail Ventures, Inc.*	14,000	73,780
Smith & Wesson Holding Corporation*	7,100	37,133

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2009

Spartan Motors, Inc.	13,100	67,334
Sport Supply Group, Inc.	4,700	47,893
Sturm, Ruger & Company	3,700	47,878
Texas Roadhouse, Inc.*	3,900	41,418
Town Sports International Holdings, Inc.	10,900	27,359
Total For Consumer Discretionary: 19.0%		$1,276,796

Cal Dive International, Inc.*	4,700	46,483
Englobal Corporation*	10,600	43,672
Geokinetics Inc.*	8,400	178,080
International Coal Group, Inc.*	15,500	62,465
Teekay Tankers Limited*	3,100	25,885
Venoco Inc.*	8,600	98,986
Total For Energy: 6.8%		$455,571

Advance America Cash Advance Centers Inc.	8,500	47,600
American Safety Insurance Holdings, Ltd.*	3,400	53,720
BGC Partners, Inc.	10,700	45,796
Crawford and Company - Class B*	6,700	29,547
Diamond Hill Investment Group*	1,000	57,970
Doral Financial Corp.*	14,500	53,650
Eastern Insurance Holdings, Inc.	4,600	43,838
Encore Cap Group*	3,500	47,075
FBL Financial Group	2,600	50,518
First Bancorp	7,400	22,570
First Financial Service Corp. (KY)	3,200	43,104
First Mercury Financial Corporation	2,400	31,968
GFI Group Inc.	9,700	70,131
Heartland Financial USA, Inc.	3,000	44,250
International Assets Holding Corporation*	2,900	47,879
Knight Capital Group, Inc. - Class A*	2,300	50,025
Ocwen Financial Corp.*	3,300	37,356
Oriental Financial Group Inc.	3,400	43,180
Rewards Network Inc.*	3,300	45,342
Tree.com Inc.*	4,100	30,955
World Acceptance Corp*	2,000	50,420
Total For Financial Services: 14.1%		$946,894

American Dental Partners, Inc.*	3,600	50,400
BioScrip Inc.*	7,200	48,672
BioSpecifics Technologies Corp.*	1,700	54,417
Cambrex Corporation*	10,200	64,260
Catalyst Health Solutions, Inc.*	1,400	40,810
Continucare Corporation*	16,200	48,924
Cornerstone Therapeutics, Inc.*	4,800	31,440
Cubist Pharmaceuticals, Inc.*	3,300	66,660
Cyberonics*	2,400	38,256
Eclipsys Corporation*	2,300	44,390
Emergency Medical Services Corporation - Class A*	2,400	111,600
Ensign Group, Inc.*	2,100	29,463
Gentiva Health Services, Inc.*	1,600	40,016
IPC The Hospitalist Company, Inc.	1,600	50,320
Kindred Healthcare*	2,400	38,952
LHC Group, Inc.*	1,200	35,916
Maxygen, Inc.*	4,600	30,774
Medical Action Industries*	3,700	44,659

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of September 30, 2009

NovaMed, Inc.*	10,200	46,206
Orthovita Inc.*	10,600	46,534
PDL Biopharma Inc.*	6,300	49,644
Radnet, Inc.*	16,300	42,217
Rehabcare Group*	2,000	43,380
SciClone Pharmaceuticals, Inc.*	10,800	45,900
Skilled Healthcare Group, Inc.-Class A*	3,700	29,711
Total For Health Care: 17.4%		$1,173,521

Anaren, Inc.*	2,800	47,600
BigBand Networks, Inc.*	7,700	30,877
Cray, Inc.*	8,400	69,972
Dynamics Research Corporation*	3,300	42,966
Hackett Group, Inc.*	17,200	49,880
Hughes Communications Inc.*	3,000	91,020
Icx Technologies, Inc.*	9,300	55,056
I2 Technologies, Inc.*	6,500	104,260
NVE Corporation*	900	47,844
OSI Systems, Inc.*	2,000	36,580
PAR Technology Corporation*	6,900	44,022
PC Mall, Inc.*	10,600	72,716
Quantum Corporation*	37,000	46,620
Smith Micro Software, Inc.*	5,900	72,924
Synaptics Incorporated*	1,000	25,200
Telecommunications Systems, Inc. - Class A*	8,800	73,568
TeleTech Holdings Inc.*	3,300	56,298
Tessera Technologies, Inc.*	1,500	41,835
United Online Inc.	6,400	51,456
Total For Information Technology: 15.8%		$1,060,694

iPCS, Inc.*	2,600	45,240
Total For Telecommunications: 0.7%		$45,240

Total Common Stocks: 96.9%		$6,518,014
(Common Stock Identified Cost $5,361,597)

Real Estate Investment Trusts (REITs)
Agree Realty Corporation	2,300	52,739
Dupont Fabros Technology Incorporated REIT*	4,300	57,319
Glimcher Realty Trust	12,100	44,407
Total REITs: 2.3%		$154,465
(REITs Identified Cost $145,702)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield **		41,547
Total Cash Equivalents: 0.6%		$41,547
(Cash Equivalents Identified Cost $41,547)

Total Portfolio Value: 99.8%		$6,714,026
(Total Portfolio Identified Cost $5,548,846)

Other Assets Less Liabilities: 0.2%		$15,445

Total Net Assets: 100.0%		$6,729,471

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

REALTY FUND	Portfolio of Investments as of September 30, 2009

Real Estate Investment Trusts	Shares	Market Value

Apartment Investment and Management, Co. - A	9,988	147,323
Avalon Bay Communities, Inc.	3,149	229,027
BRE Properties, Inc. Class A	3,500	109,550
Cousins Properties Inc. REIT	4,118	34,097
Equity Residential Properties Trust	12,450	382,215
Essex Property Trust, Inc.	1,870	148,815
United Dominion Realty Trust, Inc.	10,807	170,102
Total Apartments: 17.1%		$1,221,129

Lexington Corporate Properties Trust	6,530	33,303
Vornado Realty Trust	7,534	485,265
Total Diversified: 7.3%		$518,568

Health Care Property Investors	11,800	339,132
Health Care REIT	6,200	258,044
Total Health Care: 8.4%		$597,176

Health Care Realty Trust, Inc.	2,800	59,164
Hospitality Property Trust	4,000	81,480
Host Hotels and Resorts	26,397	310,693
Senior Housing Properties Trust	9,500	181,545
Total Lodging and Hotels: 8.9%		$632,882

Plum Creek Timber Co., Inc.	8,000	245,120
Total Materials: 3.4%		$245,120

Alexandria Real Estate	3,000	163,050
AMB Property Corporation	5,700	130,815
Biomed Realty Trust	9,000	124,200
Boston Properties, Inc.	6,675	437,546
Corporate Office Properties Trust	2,000	73,760
Digital Realty Trust, Inc.	2,000	91,420
Duke Realty Corp.	9,860	118,419
Kilroy Realty Corporation	3,545	98,338
Liberty Property Trust	4,861	158,128
Mack-Cali Realty Corporation	2,500	80,825
Prologis Trust	15,380	183,330
Total Office and Industrial: 23.3%		$1,659,831

CBL & Associates Properties	3,194	30,982
Developers Diversified Realty Corp	5,880	54,331
Equity One	7,000	109,690
Federal Realty Investment Trust	2,000	122,740
Kimco Realty Corporation	11,767	153,442
Macerich Company	3,483	105,639
National Retail Properties Inc.	9,000	193,230
Regency Centers Corporation	5,575	206,554
Simon Property Group, Inc.	7,781	540,235
SL Green Realty Corp	1,467	64,328
Tanger Factory Outlet Centers, Inc.	1,500	56,010
Taubman Centers, Inc.	2,200	79,376
Weingarten Realty Investors	5,413	107,827
Total Retail: 25.6%		$1,824,384

Public Storage, Inc.	5,500	413,820
Total Storage: 5.8%		$413,820

REALTY FUND	Portfolio of Investments as of September 30, 2009

Total Real Estate Investment Trusts: 99.7%	$7,112,909
(Common Stock Identified Cost $5,967,522)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield *	1,325
Total Cash Equivalents: 0.1%	$1,325
(Cash Equivalents Identified Cost $64,710)

Total Portfolio Value: 99.8%	$7,114,234
(Total Portfolio Identified Cost $5,968,847)

Other Assets Less Liabilities: 0.2%	$17,230

Total Net Assets: 100.0%	$7,131,464

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2009

Common Stocks	Shares	Market Value

Agrium Inc.*	590	29,376
Air Liquide AS - Unsponsored ADR	1,090	24,928
Anglo American PLC - Unsponsored ADR	1,430	22,708
Anglo Platinum Limited - Unsponsored ADR	190	16,855
Arcelormittal - NY Registered	580	21,541
BASF Se - Sponsored ADR	450	23,850
BHP Billiton Ltd - Sponsored ADR	950	62,710
BHP Billiton PLC-ADR	410	22,591
Cemex S.A. De C.V. - ADR	1,591	20,556
Nippon Steel Corporation -- Unsponsored ADR	530	19,578
Potash Corporation Of Saskatchewan Inc.	820	74,079
Rio Tinto PLC - Spons ADR	120	20,435
Sociedad Quimica	520	20,348
Syngenta AG - ADR	560	25,732
Vale S.A.	1,260	29,144
Total For Materials: 9.5%		$434,430

Abb Ltd. ADR	1,640	32,866
BAE Systems PLC-Sponsored ADR	950	21,280
Canadian National Railway Company	840	41,152
Central Japan Railway Company - ADR	4,200	30,030
CNH Global N.V.	1,310	22,375
Komatsu Limited - ADR	280	20,936
Koninklijke Philips El-Ny Shares (New) ADR	1,420	34,591
Mitsubishi Corporation ADR	1,280	51,584
Mitsui & Co., Ltd - ADR	180	46,879
Secom Corporation Limited - Unsponsored ADR	270	27,284
Siemens Ag ADR	590	54,846
Tata Motors Limited - ADR	2,700	34,992
Vestas Wind Systems A/S - ADR*	1,100	26,752
Volvo AB - Sponsored ADR	4,430	41,066
Wolseley PLC - ADR	10,400	25,688
Total For Industrials: 11.2%		$512,320

America Movil - ADR Series L	470	20,600
China Mobile (Hong Kong) Limited ADR	1,290	63,352
Deutsche Telekom Ag ADR	1,020	13,933
France Telecom SA-Spons ADR	566	15,237
MTN Group Limited - Spons ADR	1,390	22,101
Nippon Telegraph And Telephone Corporation - ADR	1,930	44,448
Rogers Communications, Inc. Class B	730	20,586
Tele Norte Leste Participacoes S.A. (Telemar) ADR	1,310	24,615
Telefonica S A - Sponsored ADR	350	29,019
Telefonos De Mexico-Class L ADR	1,390	24,242
Vivo Participacoes S.A. - ADR	660	16,665
Vodafone Group PLC - ADR	1,290	29,025
Total For Telecomm Services: 7.1%		$323,822

Cadbury Schweppes PLC ADR	850	43,529
Carrefour SA - Unsponsored ADR*	2,180	19,751
Coca-Cola Amatil Limited ADR	1,260	21,924
Companhia Brasileira de Distribuiaco - ADR	350	19,705
Compass Group PLC - ADR	3,300	20,394
Groupe Danone ADR	1,773	21,453
J Sainsbury PLC - Spons ADR	860	17,940
Koninklijke Ahold NV - ADR	1,560	18,798
L'Oreal-Unsponsored ADR	1,050	20,969
Nestle S A Sponsered ADR	900	38,421
Tesco PLC - Sponsored ADR	1,490	28,623
Unilever N.V. (Netherlands) ADR	760	21,934
Unilever PLC ADR	1,040	29,827
Wal-Mart De Mexico Sa-Sp ADR	810	28,083
Total For Consumer Staples: 7.7%		$351,349

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2009

Adidas AG-Sponsored ADR	1,400	37,310
Carnival PLC - ADR	760	26,212
Daimlerchrysler AG	460	23,143
Grupo Televisa S.A.	980	18,218
Honda Motor Company, Ltd. - Sponsored ADR	700	21,217
Makita Corporation - ADR	700	22,092
Reed Elsevier PLC -- Spons ADR	650	19,552
Sony Corporation - ADR	1,010	29,492
Thomson Reuters - ADR	660	22,156
Toppan Printing Unspons ADR	400	18,500
Toyota Motor Corporation -Sponsored ADR	840	65,999
Vivendi - Sponsored ADR*	681	21,179
Volkswagen AG - Sponsored ADR	490	16,283
Total For Consumer Discretionary: 7.5%		$341,353

BG Group PLC-Spon ADR	220	19,155
BP PLC - Sponsored ADR	1,110	59,085
CNOOC Limited - ADR	290	39,275
Core Laboratories N.V.	440	45,360
Enbridge Inc.	420	16,296
Encana Corp	290	16,707
Eni S.P.A. - Sponsored ADR	310	15,454
Gazprom Oao -- Spons ADR	750	17,730
Petrochina Co Ltd -ADR	420	47,775
Petroleo Brasileiro, ADR	1,840	84,456
Royal Dutch Shell PLC - Class B ADR	1,060	59,116
Sasol Ltd - Sponsored ADR	540	20,585
StatoilHydro ASA - ADR	850	19,159
Technip SA-ADR	300	19,200
Tenaris SA-ADR	700	24,934
Total SA - Sponsored ADR	1,000	59,260
Transocean Ltd.*	590	50,463
Woodside Petroleum-SP ADR	560	25,760
Total For Energy: 14.0%		$639,769

Allianz AG ADR	3,100	38,688
Australia and New Zealand Banking Group Limited ADR	1,590	34,074
Banco Bilbao Vizcaya Argentaria S.A. - ADR	1,200	21,408
Banco Bradesco - Sponsored ADR	1,390	27,647
Banco de Chile - ADR	420	19,950
Banco Itau Holding Financeira SA - ADR	1,782	35,907
Banco Santander Central Hispano, Sa ADR	4,230	68,315
Bank of Montreal	620	31,397
Bank of Nova Scotia	730	33,273
Barclays PLC - Spons ADR	840	19,858
BNP Paribas - ADR	560	23,128
Cheung Kong (Holdings) Limited ADR	1,530	19,431
China Life Insurance Co., Limited - ADR	480	31,541
Credit Suisse Group - Spn ADR	670	37,286
HDFC Bank Limited ADR	320	37,878
HSBC Holdings PLC-Spons ADR	1,310	75,129
Icici Bank Limited -- Spon ADR	1,040	40,102
Intesa Sanpaolo - Sponsored ADR	690	18,451
Jardine Matheson Holdings Limited - Unsponsored ADR	840	25,872
KB Financial Group, Inc. ADR*	916	47,147
Manulife Financial Corporation	910	19,055
Mitsubishi Estate Company Ltd - Unspons ADR	120	18,602
Mitsubishi UFJ Financial Group Inc.-Sponsored ADR	3,100	16,554
Mitsui Sumitomo Insurance Group Holdings, Inc. Unspons ADR	1,290	17,621
National Australia Bank Limited - ADR	1,450	39,165
National Bank of Greece S.A. -- ADR	3,640	26,244
Orix Corporation - ADR	600	18,228
Royal Bank of Canada	620	33,213
Societe Generale S.A. - ADR	2,200	35,530

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2009

Sumitomo Corporation -- Spons ADR	2,870	29,705
Sumitomo Mitsui Financial Group ADR	3,940	13,357
Sun Hung Kai Properties Limited Sp - ADR	1,850	27,195
Tokio Marine Holdings, Incorporated ADR	670	19,229
Toronto Dominion Bank	520	33,514
United Overseas Bank Ltd -- Spons ADR	770	18,164
Zurich Financial Services AG -- ADR	1,140	27,075
Total For Financial Services: 23.6%		$1,078,932

Bayer AG - Sponsored ADR	680	47,328
Covidien PLC	930	40,232
Glaxosmithkline PLC - ADR	1,010	39,905
Novartis AG-ADR	1,940	97,737
Novo Nordisk A/S ADR	260	16,367
Roche Holdings Limited - ADR	510	20,706
Sanofi-Aventis - ADR	620	22,909
Takeda Pharmaceutical Co. Ltd. - ADR	1,020	20,890
Total For Health Care: 6.7%		$306,074

ASML Holdings NV	910	26,909
AU Optronics Corp Spon ADR	1,194	11,558
Baidu.com	50	19,553
Infosys Technologies-Sp ADR	530	25,700
Nintendo Co., Ltd. ADR	2,170	68,507
Nokia Corporation - Sponsored ADR	4,500	65,790
Research In Motion Ltd.*	620	41,931
SAP AG - Sponsored ADR	420	20,525
Taiwan Semiconductor Manufacturing Company, Limited Sp ADR	3,060	33,538
Trend Micro Incorporated - Spons ADR*	660	24,618
United Microelectronics, ADR	7,430	28,234
Total For Information Technology: 8.0%		$366,861

E.On AG - Spon ADR	490	20,850
Enel Spa-ADR	4,100	26,035
Huaneng Power International - Spons ADR	530	14,119
Iberdrola SA-Sponsored ADR	450	17,613
International Power PLC - ADR	480	22,325
National Grid PLC - ADR	376	18,330
RWE AG - ADR	210	19,576
Scottish & Southern Energy Plc -- ADR	930	17,345
Veolia Environnement- ADR	550	21,170
Total For Utilities: 3.9%		$177,362

Total Common Stocks: 99.0%		$4,532,272
(Common Stock Identified Cost $3,657,986)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield **		$45,953
Total Cash Equivalents: 1.0%		45,953
(Cash Equivalents Identified Cost $45,953)

Total Portfolio Value: 100.0%		$4,578,225
(Total Portfolio Identified Cost $3,703,939)

Other Assets Less Liabilities: 0.0%		$2,058

Total Net Assets: 100.0%		$4,580,283

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2009

Fixed Income Securities - Bonds	Face	Market Value

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,982,282
Allstate Corp, 7.200% Due 12/01/2009	1,005,000	1,012,582
American Express, 4.875% Due 07/15/2013	1,400,000	1,443,837
Bank of America Corporation Senior Notes 7.375% Due 05/15/2014	490,000	545,205
Bank of America Corporation Senior Unsecured Notes 5.125% Due 11/15/2014	1,455,000	1,488,448
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	1,339,652
Bank of New York Mellon Senior Unsecured Notes 5.450% Due 05/15/2019	1,000,000	1,080,958
Bank of New York Subordinated Notes 5.500% Due 11/15/2018	1,501,000	1,562,963
BB&T Corporation Subordinated Notes 4.75% Due 10/01/2012	1,000,000	1,043,685
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,528,205
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	1,500,000	1,428,911
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,541,511
Equity Residential Properties Senior Unsecured Notes 5.125% Due 03/15/2016	1,490,000	1,455,869
Fifth Third Bank Subordinated Notes, 5.450% Due 01/15/2017	1,230,000	1,072,938
JP Morgan Chase & Company Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,146,650
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	1,069,732
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	528,478
Key Bank NA Subordinated Notes, 5.800% Due 07/01/2014	1,560,000	1,513,883
Morgan Stanley Notes, 5.050% Due 01/21/2011	1,000,000	1,034,720
Morgan Stanley Senior Unsecured Notes, 6.000% Due 05/13/2014	1,000,000	1,064,606
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	496,806
PNC Funding Corporation 5.2500% Due 11/15/2015	2,567,000	2,634,966
PNC Funding Corporation Bank Guaranteed Notes, 5.625% Due 02/01/2017	410,000	403,434
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,513,060
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	447,000	480,067
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,980,000	2,216,547
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	813,310
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,439,707
Wells Fargo Financial Notes 6.1250% Due 04/18/2012	1,800,000	1,886,517
Bank and Finance: 25.9%		$38,769,526

Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	823,312
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,205,528
Federal Farm Credit Bank, 4.785% Due 01/17/2017	1,730,000	1,880,164
Federal Home Loan Bank 5.250% Due 06/05/2017	3,000,000	1,413,144
Federal Home Loan Bank, 5.375% Due 05/18/2016	1,250,000	3,372,090
Federal Home Loan Mortgage Corp., 4.75% Due 01/19/2016	2,000,000	2,184,124
Federal National Mortgage Assoc., 4.125% Due 02/11/2015	2,500,000	2,511,600
Tennessee Valley Authority, 5.625% Due 01/18/2011	2,000,000	2,127,714
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,254,871
Tennessee Valley Authority, 6.250% Due 12/15/2017	4,400,000	5,097,598
United States Government Agency Obligations: 16.0%.		$23,870,144

United States Treasury Note, 4.000% Due 02/15/2015	2,500,000	2,694,533
United States Treasury Note, 4.750% Due 08/15/2017	1,250,000	1,393,263
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,086,016
United States Treasury Note, 5.750% Due 08/15/2010	1,180,000	1,235,266
United States Treasury Note, 4.125% Due 05/15/2015	3,000,000	3,249,378
United States Treasury Note, 4.250% Due 08/15/2013	600,000	654,422
United States Treasury Note, 4.75% Due 05/15/2014	3,200,000	3,568,003
United States Government Obligations: 9.3%		$13,880,881

Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,815,768
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,639,270
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,497,662

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2009

General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	643,015
Hershey Foods, 6.95% Due 08/15/2012	1,055,000	1,194,444
IBM Corporation Notes 7.625% Due 10/15/2018	2,260,000	2,785,818
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,662,039
Kroger Company Senior Unsecured Notes 6.800% Due 04/01/2011	1,200,000	1,285,634
Lowes Companies, Inc., 8.250% Due 06/01/2010	500,000	524,857
Novartis AG Senior Unsecured Notes 5.125% Due 02/10/2019	2,070,000	2,207,746
Pepsico Inc. Senior Unsecured Notes 7.900% Due 11/01/2018	500,000	632,433
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	1,875,000	2,020,386
Potash Corporation of Saskatchewan Senior Unsecured Notes, 4.875% Due 03/01/2013	1,000,000	1,055,595
Praxair Incorporated Senior Unsecured Notes 3.250% Due 09/15/2015	1,500,000	1,510,182
Procter & Gamble Company Notes 4.700% Due 02/15/2019	745,000	780,089
Procter and Gamble Company Senior Notes, 4.950% Due 08/15/2014	2,340,000	2,572,271
Target Corporation Notes, 6.350% Due 01/15/2011	1,000,000	1,063,642
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	371,552
United Technologies Corporation Senior Unsecured Notes 6.125% Due 02/01/2019	1,150,000	1,318,123
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	749,569
Wal-Mart Stores Incorporated Senior Unsecured Notes 5.800% Due 02/15/2018	2,516,000	2,826,190
Wyeth Senior Unsecured Notes, 6.700% Due 03/15/2011	2,000,000	2,148,838
XTO Energy Incorporated Senior Unsecured Notes, 5.900% Due 08/01/2012	1,515,000	1,636,173
Industrials: 23.4%		$34,941,295

Fannie Mae 15 YR MBS, 5.000% Due 12/01/2019	1,297,543	1,378,741
Fannie Mae MBS, Series 253300, 7.500% Due 05/01/2020	7,680	8,622
Fannie Mae 30 YR MBS, 6.000% Due 08/01/2034	1,644,624	1,750,341
FHLMC Pool 78043 4.364% Due 04/01/2033	379,940	383,510
FHLMC, CMO Pool 2513 Class VK, 5.500% Due 09/15/2013	114,673	114,685
FHLMC, CMO Pool 2877 Class AL 5.000% Due 10/15/2024	2,500,000	2,668,673
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,745,358
Freddie Mac 15 Year Gold, 7.000% Due 03/01/2011	1,633	1,671
Freddie Mac GOLD MBS 5 YR, 4.500% Due 12/01/2009	278,861	281,500
Freddie Mac MBS, 8.000% Due 06/01/2030	9,596	10,889
Freddie Mac CMO Series 2617 Class DN, 4.500% Due 10/15/2030	900,000	925,851
Freddie Mac CMO Series 2985 Class GE 5.500% Due 06/15/2025	1,000,000	1,057,243
Freddie Mac CMO Series 3287 Class GC 5.500% Due 08/15/2034	1,150,000	1,205,979
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/2033	2,500,000	2,663,830
Ginnie Mae Pool 2658, 6.500% Due 10/20/2028	89,352	96,591
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	152,389	162,961
Government National Mortgage Assoc. II JM 30 YR MBS 5.5000% Due 07/20/2038	1,575,857	1,647,264
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	15,969	17,844
Government National Mortgage Assoc. 30 YR MBS, 5.000% Due 09/15/2033	4,191,373	4,369,771
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	11,297	12,449
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	6,234	6,977
Government Agency Obligations - Mortgage Backed Securities: 13.7%		$20,510,750

Duke Energy Carolinas First Mortgage 5.750% Due 11/15/2013	527,000	582,749
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	848,520
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,082,461
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	298,103
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,000,000	1,061,988
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,331,283
National Rural Utilities Collateral Trust, 4.375% Due 10/01/2010	1,500,000	1,549,464
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	408,669
Virginia Electric & Power Company Senior Unsecured Notes 4.500% Due 12/15/2010	625,000	644,951
Utility: 5.2%		$7,808,188

Goat Hill Washington Properties Lease Revenue (MBIA Insured), 5.000% Due 12/01/2012	640,000	712,128
Municipal: 0.5%		$712,128

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2009

Province of Ontario (Canada) Senior Unsecured Notes, 4.950% Due 11/28/2016	2,300,000	2,503,562
Sovereign: 1.7%		$2,503,562

Total Fixed Income: 95.6%		$142,996,473
(Fixed Income Identified Cost $135,148,582)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield *		5,074,658
Total Cash Equivalents: 3.4%		$5,074,658
(Cash Equivalents Identified Cost $5,074,658)

Total Portfolio Value: 99.0%		$148,071,131
(Total Portfolio Identified Cost $140,223,240)

Other Assets Less Liabilities: 1.0%		$1,475,727

Total Net Assets: 100.0%		$149,546,858

* Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2009

Municipal Income Securities - Bonds	Face	Market Value
Akron Ohio Refunding, 5.000% Due 12/1/2012	200,000	221,034
Cincinnati, OH, General Obligation, 5.000% Due 12/01/2017	75,000	86,187
Cincinnati, Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	159,900
Dayton, OH, General Obligation (AMBAC Insured), 4.450% Due 12/01/2012	100,000	104,640
Gahanna , OH, (AMBAC Insured), 5.000% Due 12/01/2018	400,000	447,268
Mason, OH General Obligation Limited 4.000% Due 12/01/2020	375,000	402,499
Mentor, OH, General Obligation (MBIA Insured), 5.0000% Due 12/01/2015	140,000	163,237
Sharonville Ohio General Obligation, 2.625% Due 12/01/2013	200,000	204,556
Westerville, OH, General Obligation Limited (Callable 12/01/2017 @ $100)
(AMBAC Insured), 5.000% Due 12/01/2024	445,000	493,981
General Obligation - City: 10.6%		$2,283,302

Belmont County, OH (MBIA Insured), 4.500% Due 12/01/2011	155,000	157,351
Harris County Texas General Obligation Limited (Callable 10/1/18 @ $100) 5.7500% Due 10/01/2025	200,000	236,820
Knox County, OH, 4.750% Due 12/01/2009	60,000	60,298
General Obligation - County: 2.1%		$454,470

State of Ohio Common Schools - Series A, 4.000% Due 6/15/2010	60,000	61,487
State of Ohio Common Schools - Series C, 5.000% Due 3/15/2017	120,000	131,059
State of Ohio, 5.000% Due 3/01/2015	385,000	421,371
State of Ohio General Obligation, 4.500% Due 5/01/2019	500,000	533,795
State of Ohio General Obligation, 5.250% Due 5/01/2012	175,000	192,992
State of California, 4.000% Due 11/01/2009	250,000	250,493
State of Colorado Higher Education Lease Financing Program
Certificate of Participation (Callable 11/1/18 @ $100) 5.2500% Due 11/01/2023	220,000	241,976
General Obligation - State: 8.5%		$1,833,173

Arizona Board of Regents Revenue Arizona State University (Callable 7/1/18 @ $100) 5.7500% Due 07/01/2023	300,000	366,867
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured) 5.000% Due 05/01/17	500,000	570,915
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	171,134
State of Ohio Higher Education Facility Commission Revenue - Xavier University Project 5.0000% Due 05/01/2016	150,000	162,830
University of Cincinnati, Certificate of Participation, 5.750% Due 12/01/2011	25,000	27,469
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	274,165
Higher Education: 7.3%		$1,573,380

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	348,149
Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, Due 5/15/2010	100,000	100,769
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center, 5.000% Due 12/01/2011	200,000	208,708
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200% Due 09/01/2010	100,000	102,107
Montgomery County, OH, Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	210,048
Montgomery County, OH Hospital (Prerefunded), 5.650% Due 12/01/2012	35,000	35,252
Montgomery County, OH Hospital (Prerefunded), 5.500% Due 12/01/2010	100,000	100,696
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000% Due 08/01/2012	100,000	110,600
Hospital/Health: 5.7%		$1,216,328

Cleveland, OH, Public Power System Revenue, 5.500% Due 11/15/2013	100,000	108,498
Hamilton, OH Electric, (FSA Insured), 3.60% Due 10/15/2010	200,000	204,722
Ohio Muni Generation Agency (AMBAC Insured), 5.000% Due 2/15/2017	325,000	342,124
Revenue Bonds - Electric: 3.1%		$655,344

Butler, OH, Waterworks System, (FSA Insured), 4.400% Due 12/01/2010	100,000	101,505
Cleveland, OH, Waterworks Revenue, Series G (MBIA Insured), 5.500% Due 01/01/2013	150,000	156,402
Cleveland, OH, Waterworks Unrefunded Portion (FSA Insured), 5.250% Due 01/01/2010	40,000	40,472
Green County, OH Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	158,624
Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	546,690
Mason, OH Sewer System Revenue Callable 6/1/14 @ $100 (MBIA Insured), 4.8500% Due 12/01/2024	340,000	339,616
Nashville and Davidson, TN 7.700% Due 01/01/2012	15,000	15,698
North Texas Muni Water District Water System Revenue Callable 9/1/18 @ $100 5.2500% Due 09/01/2022	415,000	481,159
State of Ohio Water Development Authority Revenue, 5.000% Due 06/01/2013	250,000	281,958
Washington County, OR Clean Water Services Sewer Revenue
Senior Lien Series A (Callable 10/01/2018 @ $100) 5.250% Due 10/01/2025	290,000	334,321
San Antonio Texas Electric and Gas Revenue (Callable 02/01/2015 @ $100), 5.000% Due 02/01/2025	150,000	162,423
Revenue Bond - Water & Sewer: 12.2%		$2,618,868

Cleveland, OH Parking Facilities Revenue (FSA Insured), 4.000% Due 09/15/2015	150,000	156,282
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	461,464

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2009

Newport, Kentucky First Mortgage Revenue Court Facilities Project
(Callable 10/1/19 @ $100) 4.000% Due 10/01/25	500,000	500,815
State of Ohio Major New Infrastructure Revenue (Callable 6/15/18 @ $100) 5.5000% Due 06/15/2020	200,000	235,994
Special Obligation Bonds: 6.3%		$1,354,555

Chillicothe, OH City School District GO (FGIC Insured) 4.000% Due 12/01/2018	300,000	308,646
Cincinnati, OH, City School District General Obligation (FGIC Insured), 5.000% Due 12/01/2014	225,000	256,601
Cleveland, OH, Municipal School District, (FGIC Insured), 5.000% Due 12/01/2020	140,000	148,669
Columbus, OH, Linden Elementary Construction (FSA Insured), 5.500% Due 12/01/2021	100,000	110,387
Columbus Ohio City School District School Facilities Construction and Improvement
General Obligation, 4.000% Due 12/01/2023	175,000	184,016
Dayton , OH, City School District, (FGIC Insured), 3.250% Due 12/01/2010	100,000	102,403
Delaware, OH, City School District, General Obligation (MBIA Insured), 5.000% Due 12/01/2020	250,000	270,233
Fairfield, OH, City School District Refunding General Obligation Unlimited
(Callable 12/01/2011 @ $100) (MBIA-IL-RE FGIC Insured) 5.250% Due 12/01/2014	95,000	101,876
Fairfield, OH, (FGIC Insured), 0.000% Due 12/01/2011*	100,000	96,996
Garrett-Keyser-Butler Indiana Middle School Building Corporation
First Mortgage Revenue 3.000% Due 07/15/2013	290,000	298,787
South Vermillion Indiana School Building Corporation
First Mortgage Revenue Sinkable 3.500% Due 07/15/2013	380,000	400,349
Girard, OH City School District (FSA Insured), 3.850% Due 12/01/2010	240,000	248,854
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited
(FSA Insured) 5.000% Due 12/01/14	300,000	337,449
Keller, TX, Independent School District General Obligation Unlimited
(Callable 02/15/19 @ $100) 4.500% Due 02/15/20	250,000	269,180
Kenton County Kentucky School District Finance Corporation
School Building Revenue (Callable 2/01/2019 @ $100) 4.500% Due 02/01/2025	300,000	316,341
Brunswick Ohio School District General Obligation Unlimited, 2.100% Due 12/01/12	210,000	214,849
Kings Local, OH, 6.350% Due 12/01/2012	15,000	17,254
Medina Ohio City School District General Obligation, 5.000% Due 12/01/2023	280,000	300,773
St. Marys Ohio School District School Facilities Construction and Improvement
General Obligation, 5.000% Due 12/01/2013	200,000	228,008
Kings Local, OH, 6.400% Due 12/01/2013	150,000	178,299
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/2015	135,000	156,983
Reynoldsburg Ohio City School District General Obligation, 5.000% Due 12/01/2020	200,000	230,946
Sycamore, OH, Community School District, 3.250% Due 12/01/2010	330,000	339,705
Sycamore Ohio Community School District General Obligation, 4.375% Due 12/01/2018	400,000	444,144
Sycamore, OH, Community Unlimited, 5.375% Due 12/01/2013	125,000	143,461
School District: 26.6%		$5,705,209

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program
(Callable 1/1/2019 @ $100) (GNMA/FNMA/FHLMC Insured) 4.800% Due 07/01/24	100,000	102,705
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C
(Callable 9/1/19 @ $100) (GNMA/FNMA/FHLMC Insured) 4.650% Due 09/01/24	200,000	205,916
Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A (Callable 09/01/2018 @ $100) 5.550% Due 09/01/2028	500,000	532,485
Ohio State Dept of Administrative Services, 4.000% Due 09/01/2012	145,000	154,202
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000% Due 09/01/2011	255,000	273,549
Ohio State Housing Finance Authority (GNMA Insured) Collateral, 5.100% Due 09/01/2017	75,000	74,938
State of Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	190,584
State of Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	211,232
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000% Due 10/01/2012	250,000	276,798
State of Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	485,734
State of Ohio Parks and Recreation Bonds, 4.350% Due 12/01/2011	100,000	103,767
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	352,737
State of Ohio General Obligation Natural Resources - Series J, 5.000% Due 10/01/2013	300,000	339,387
State Agency: 15.4%		$3,304,032

Total Fixed Income - Municipal Bonds: 97.8%		$20,998,661
(Municipal Bonds Identified Cost $19,871,626)

Cash Equivalents
Federated Ohio Municipal Cash Trust
Money Market Fund 0.40% yield**		1,286,698
Total Cash Equivalents: 6.0%		$1,286,698
(Cash Equivalents Identified Cost $1,286,698)

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2009

Total Portfolio Value: 103.8%	$22,285,359
(Total Portfolio Identified Cost $21,158,324)

Liabilities in Excess of Other Assets: -3.8%	$(812,606)

Total Net Assets: 100.0%	$21,472,753

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of September 30, 2009.

The investments in securities are stated at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Effective January 1, 2008, the Funds adopted FASB Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2009:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Totals
Equity Income Fund – Investments in Securities	$43,307,064	0	0	$43,307,064
Growth Fund – Investments in Securities	$38,025,702	0	0	$38,025,702
Dynamic Growth Fund – Investments in Securities	$11,850,969	0	0	$11,850,969
Disciplined Large-Cap Fund – Investments in Securities	$5,420,762	0	0	$5,420,762
Disciplined Mid-Cap Fund – Investments in Securities	$39,604,156	0	0	$39,604,156
Disciplined Small-Cap Fund – Investments in Securities	$6,714,026	0	0	$6,714,026
Realty Fund – Investments in Securities	$7,114,234	0	0	$7,114,234
International Fund – Investments in Securities	$4,578,225	0	0	$4,578,225
Fixed Income Fund – Investments in Securities	$5,074,658	$142,996,473	0	$148,071,131
Municipal Income Fund – Investments in Securities	$1,286,698	$20,998,661	0	$22,285,359
JIC Institutional Bond Fund I – Investments in Securities	$375,439	$51,519,898	0	$51,895,337
JIC Institutional Bond Fund II –Investments in Securities	$238,369	$51,530,655	0	$51,769,024
JIC Institutional Bond Fund III –Investments in Securities	$923,929	$48,926,732	0	$49,850,661
Enhanced Return Fund – Investments in Securities	$3,694,948	$42,320,014	0	$46,014,962
Other Financial Instruments*	$693,940			$693,940

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 11, 2009 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 11, 2009

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: November 11, 2009

* Print the name and title of each signing officer under his or her signature